Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	3.295
Maximum Aggregate Offering Price	$ 4,942,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 756.70
Offering Note
(1)     Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the registrant’s common stock, par value $0.001 per share (the “Common Stock”) that become issuable with respect to the securities identified in the above table under the registrant’s Amended and Restated 2024 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the registrant’s outstanding shares of Common Stock.

(2)    Consists of 1,500,000 shares of Common Stock reserved for issuance under the registrant’s Amended and Restated 2024 Equity Incentive Plan.
(3) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.295 per share, which is the average of the high and low prices per share of the registrant’s Common Stock on the Nasdaq Global Market reported as of August 1, 2025.